Condensed Statement of Cash Flows	12 Months Ended
Dec. 31, 2019 USD ($)
Cash Flows from Operating Activities:
Net income	$ 3,932,144
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(4,254,861)
Unrealized gain on marketable securities held in Trust Account	(28,164)
Changes in operating assets and liabilities:
Prepaid expenses	(65,714)
Accrued expenses	19,781
Net cash used in operating activities	(396,814)
Cash Flows from Investing Activities:
Security deposits	(38,000)
Investment of cash in Trust Account	(300,000,000)
Net cash used in investing activities	(300,038,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	294,780,000
Proceeds from sale of Private Placement Warrants	6,750,000
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000
Proceeds from promissory note - related party	274,178
Repayment of promissory note – related party	(274,178)
Payment of offering costs	(114,355)
Net cash provided by financing activities	301,440,645
Net Change in Cash	1,005,831
Cash - Beginning
Cash - Ending	1,005,831
Non-Cash Investing and Financing Activities:
Initial classification of ordinary shares subject to possible redemption	285,145,870
Change in value of ordinary shares subject to possible redemption	3,946,910
Deferred underwriting fees	$ 11,280,000